Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
Schedule of Weighted Average of Significant Assumptions	The following are the weighted average of significant assumptions used in the model:
	2024	2023	2022
Dividend yield	0%	0%	0%
Risk-free interest rate	2.3%	3.8%	1.5%
Expected volatility(1)	59.8%	50.0%	38.1%
Expected term	2.75 years	2.75 years	10 years

(1)	Expected volatility of the underlying ordinary shares of the Company was estimated based on the average historical volatility of comparable companies for the period before grant date with time frames equal to the life of the options.

Schedule of Share Option Activity

A summary of the Share Option activity for the year ended December 31, 2024 is as follows:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
			(in Years)
Outstanding at January 1, 2024	30,838,928	$0.14	5.98	$201,186,310
Granted	3,549,705	$0.14
Exercised	(438,173)	$0.14
Cancelled/forfeited	(1,459,716)	$0.14
Outstanding at December 31, 2024	32,490,744	$0.13	5.26	$304,071,390

Exercisable at December 31, 2024	25,682,265	$0.13	4.53	$240,352,826

Schedule of Non Vested Share Option Activity

The following is a summary of the non-vested Share Option activity for the year ended December 31, 2024:

	Options	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2024	9,700,553	$4.19
Granted	3,549,705	$6.56
Vested	(4,847,631)	$4.18
Exercised	(148,434)	$4.18
Cancelled/forfeited	(1,445,718)	$5.23
Non-vested at December 31, 2024	6,808,475	$5.21

The following is a summary of the non-vested Restricted Share Unit activity for the year ended December 31, 2024:

	RSUs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2024	3,668,839	$4.86
Granted	2,862,298	$6.75
Vested	(2,145,356)	$5.06
Cancelled/forfeited	(174,120)	$5.60
Non-vested at December 31, 2024	4,211,661	$5.97

A summary of the non-vested Restricted Share Award activity for the year ended December 31, 2024, is as follows:

	RSAs	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2024	2,590,900	$2.85
Granted	496,219	$6.66
Vested	(1,791,669)	$3.91
Cancelled/forfeited	–	$–
Non-vested at December 31, 2024	1,295,450	$2.85

Schedule of Restricted Share Activity

A summary of the Restricted Share Unit activity for the year ended December 31, 2024, is as follows:

	RSUs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2024	5,006,247	$4.38
Granted	2,862,298	$6.75
Cancelled/forfeited	(174,120)	$5.60
Outstanding at December 31, 2024	7,694,425	$5.21
A summary of the Restricted Share Award activity for the year ended December 31, 2024, is as follows:
	RSAs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2024	5,181,794	$2.85
Granted	496,218	$6.66
Cancelled/forfeited	–	$–
Outstanding at December 31, 2024	5,678,012	$3.19

Schedule of Compensation Expense from Share Based Awards	The compensation expense was recorded in the consolidated statement of operations and comprehensive (loss) income as follows:
	2024	2023	2022
General and administrative	$22,269,185	$19,963,974	$19,854,253
Technology and development	8,290,375	7,748,683	7,281,599
Marketing and branding	2,028,051	1,699,228	2,886,469
Total	$32,587,611	$29,411,885	$30,022,321